Interim Condensed Consolidated Balance Sheets		Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 1,870,477	$ 238,280	$ 9,166,020	$ 1,180,017	$ 5,849,306
Accounts receivable, net		13,889,041	1,769,327	34,169,661	4,398,943	32,343,592
Prepayment and other current assets		31,823,099	4,053,950	24,387,730	3,139,633	20,225,722
Due from a joint venture		1,553,069	197,846
Tax recoverable		1,081,353	137,754	994,950	128,088
Inventories, net		5,457,566	695,240	3,616,821	465,623	5,320,199
Total current assets		69,209,855	8,816,656	72,335,182	9,312,304	63,738,819
NON-CURRENT ASSETS
Property and equipment, net		7,769,644	989,776	4,746,078	611,002	1,297,682
Right-of-use assets, net		45,493,013	5,795,362	42,491,805	5,470,320	23,884,854
Intangible assets, net		12,299,800	1,566,873	13,541,442	1,743,301
Investment in a joint venture		352,068	44,850
Other non-current assets, net		2,580,039	328,672	2,326,379	299,494	1,695,474
Deferred tax assets		62,104	7,911	206,806	26,624
Total non-current assets		68,556,668	8,733,444	63,312,510	8,150,741	26,878,010
Total assets		137,766,523	17,550,100	135,647,692	17,463,045	90,616,829
CURRENT LIABILITIES
Bank borrowings		23,243,451	2,960,987	27,105,722	3,489,543	30,753,400
Accruals and other payables		8,596,801	1,095,148	7,292,824	938,865	3,205,705
Operating lease liabilities		5,189,781	661,127	3,890,482	500,854	708,829
Tax payable		413,099	52,625	372,485	47,953	916,436
Total current liabilities		37,443,132	4,769,887	39,299,756	5,059,382	69,827,614
NON-CURRENT LIABILITIES
Operating lease liabilities		40,303,232	5,134,235	38,601,323	4,969,466	23,176,025
Deferred tax liabilities		1,836,297	233,926	920,142	118,457
Total non-current liabilities		42,139,529	5,368,161	39,521,465	5,087,923	23,176,025
Total liabilities		79,582,661	10,138,048	78,821,221	10,147,305	93,003,639
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Common stock value				9,906	1,275	8,775
Additional paid-in capital		106,085,870	13,514,296	106,085,870	13,657,308	55,091,225
Accumulated other comprehensive income		320,088	40,776	998,965	128,605	844,791
Accumulated losses		(48,232,002)	(6,144,282)	(50,268,270)	(6,471,448)	(58,331,601)
Total shareholders’ equity		58,183,862	7,412,052	56,826,471	7,315,740	(2,386,810)
Total liabilities and shareholders’ equity		137,766,523	17,550,100	135,647,692	17,463,045	90,616,829
Related Party
CURRENT ASSETS
Prepayment – related party		13,535,250	1,724,259
CURRENT LIABILITIES
Due to related parties				638,243	$ 82,167	$ 34,243,244
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	[1]	8,443	1,076	8,443
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	[1]	$ 1,463	$ 186	$ 1,463

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.